INTANGIBLE ASSETS - Goodwill Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Changes in goodwill [abstract]
Goodwill at the start of the period	$ 2,439.7	$ 1,971.3
Business combinations (Note 2 and 6)		350.2
Foreign currency exchange differences	(39.9)	118.2
Goodwill at the end of the period	2,399.8	2,439.7
Civil Aviation
Changes in goodwill [abstract]
Goodwill at the start of the period	1,540.8	1,120.8
Business combinations (Note 2 and 6)		350.2
Foreign currency exchange differences	(14.5)	69.8
Goodwill at the end of the period	1,526.3	1,540.8
Defense and Security
Changes in goodwill [abstract]
Goodwill at the start of the period	898.9	850.5
Business combinations (Note 2 and 6)		0.0
Foreign currency exchange differences	(25.4)	48.4
Goodwill at the end of the period	$ 873.5	$ 898.9